UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Canterbury Portfolio Thermostat Fund
Institutional Shares – CAPTX

Semi-Annual Report
October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (844) 838-2121 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 838-2121. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Canterbury Investment Management, LLC
23 East Cedar Street
Zionsville, Indiana 46077
(844) 838-2121

Investment Results (Unaudited)

Average Annual Total Returns(a) as of October 31, 2019

	Six Months	One Year	Since Inception (8/2/16)
Canterbury Portfolio Thermostat Fund, Institutional Shares	3.01%	6.04%	5.16%
MSCI World Index (b)	3.84%	13.35%	11.37%

Expense Ratios(c) Institutional Shares
Gross	1.97%
With Applicable Waivers	1.74%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Canterbury Portfolio Thermostat Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2121.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods and exclude the redemption fee. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)

The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s prospectus dated August 28, 2019. Canterbury Investment Management, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.30% of the average daily net assets of the Fund’s Institutional Shares through August 31, 2020 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only premitted to recoup fees or expenses within 36 months from the date the fee waiver or expense imbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation

Investment Results (Unaudited) (continued)

Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the advisory agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of October 31, 2019, can be found in the financial highlights. The Institutional Shares Gross Expense Ratio and Expense Ratio with Applicable Waivers do not correlate to the corresponding ratios of expenses to average net assets included in the Financial Highlights section of this report, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (“AFFE”).

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

October 31, 2019

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

Canterbury Portfolio Thermostat Fund
Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 96.52%
Consumer Staples Select Sector SPDR Fund (The)	41,620	$2,545,479
Health Care Select Sector SPDR Fund (The)	19,875	1,883,156
iShares U.S. Home Construction ETF	59,090	2,638,073
iShares U.S. Medical Devices ETF	8,955	2,230,780
ProShares Short MSCI EAFE	72,415	1,835,076
ProShares Short MSCI Emerging Markets	100,950	1,853,442
ProShares Short Russell 2000	47,595	1,883,334
ProShares Short S&P 500 ETF	72,915	1,868,082
SPDR Dow Jones REIT ETF	21,360	2,258,394
SPDR Portfolio S&P 500 Value ETF	66,910	2,195,986
SPDR S&P Aerospace & Defense ETF	20,345	2,148,635
SPDR S&P Insurance ETF	53,840	1,852,096
Technology Select Sector SPDR Fund (The)	31,390	2,626,401
Utilities Select Sector SPDR Fund (The)	39,210	2,519,243
Total Exchange-Traded Funds (Cost $28,695,453)		30,338,177

MONEY MARKET FUNDS — 9.12%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 1.72%(a)	2,867,262	2,867,262
Total Money Market Funds (Cost $2,867,262)		2,867,262

Total Investments — 105.64% (Cost $31,562,715)		33,205,439
Liabilities in Excess of Other Assets — (5.64)%		(1,772,122)
NET ASSETS — 100.00%		$31,433,317

(a)	Rate disclosed is the seven day effective yield as of October 31, 2019.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

4	See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund
Statement of Assets and Liabilities

October 31, 2019 (Unaudited)

Assets
Investments in securities at fair value (cost $31,562,715)	$33,205,439
Receivable for fund shares sold	135,130
Dividends receivable	4,730
Prepaid expenses	19,107
Total Assets	33,364,406
Liabilities
Payable for fund shares redeemed	12,592
Payable for investments purchased	1,873,292
Payable to Adviser	17,229
Payable to Administrator	7,187
Payable to trustees	1,414
Other accrued expenses	19,375
Total Liabilities	1,931,089
Net Assets	$31,433,317
Net Assets consist of:
Paid-in capital	29,612,114
Accumulated earnings	1,821,203
Net Assets	$31,433,317
Institutional Shares
Shares outstanding (unlimited number of shares authorized, no par value)	2,755,479
Net asset value, offering and redemption price per share(a)	$11.41

(a)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 90 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.	5

Canterbury Portfolio Thermostat Fund
Statement of Operations

For the Six Months Ended October 31, 2019 (Unaudited)

Investment Income
Dividend income	$263,684
Total investment income	263,684
Expenses
Adviser	129,960
Administration	15,082
Fund accounting	13,825
Registration	13,238
Audit and tax preparation	11,767
Legal	10,894
Transfer agent	10,054
Trustee	8,037
Printing	6,467
Compliance services	3,016
Custodian	2,304
Insurance	1,880
Pricing	300
Miscellaneous	8,447
Total expenses	235,271
Fees contractually waived by Adviser	(48,040)
Net operating expenses	187,231
Net investment income	76,453
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	391,875
Net change in unrealized appreciation (depreciation) of investment securities	305,680
Net realized and change in unrealized gain on investments	697,555
Net increase in net assets resulting from operations	$774,008

6	See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund
Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$76,453	$84,647
Net realized gain (loss) on investment securities transactions	391,875	(92,066)
Net change in unrealized appreciation (depreciation) of investment securities	305,680	164,762
Net increase in net assets resulting from operations	774,008	157,343
Distributions to Shareholders From Earnings
Institutional Shares	(90,077)	(416,525)
Capital Transactions - Institutional Shares
Proceeds from shares sold	9,122,125	19,683,627
Reinvestment of distributions	90,077	416,522
Amount paid for shares redeemed	(7,620,933)	(25,780,799)
Proceeds from redemption fees(a)	5,191	41,571
Total Capital Transactions - Institutional Shares	1,596,460	(5,639,079)
Total Increase (Decrease) in Net Assets	2,280,391	(5,898,261)
Net Assets
Beginning of period	$29,152,926	$35,051,187
End of period	$31,433,317	$29,152,926
Share Transactions - Institutional Shares
Shares sold	806,640	1,765,963
Shares issued in reinvestment of distributions	8,036	40,613
Shares redeemed	(684,078)	(2,324,067)
Total Share Transactions- Institutional Shares	130,598	(517,491)

(a)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 90 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.	7

Canterbury Portfolio Thermostat Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017(a)
Selected Per Share Data
Net asset value, beginning of period	$11.11		$11.15	$10.54	$10.00

Income from investment operations:
Net investment income	0.03		0.03	0.06	0.04
Net realized and unrealized gain on investments	0.30		0.06	0.65	0.54
Total from investment operations	0.33		0.09	0.71	0.58

Less distributions to shareholders from:
Net investment income	(0.03)		(0.03)	(0.07)	(0.04)
Net realized gains	—		(0.12)	(0.04)	—
Total from distributions	(0.03)		(0.15)	(0.11)	(0.04)

Paid-in capital from redemption fees	—	(b)	0.02	0.01	—

Net asset value, end of period	$11.41		$11.11	$11.15	$10.54

Total Return(c)	3.01	%(d)	1.07%	6.85%	5.86	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,433		$29,153	$35,051	$14,784
Ratio of expenses to average net assets before expense waiver	1.63	%(e)	1.53%	1.73%	2.98	%(e)
Ratio of expenses to average net assets after expense waiver	1.30	%(e)	1.30%	1.30%	1.30	%(e)
Ratio of net investment income to average net assets after expense waiver	0.53	%(e)	0.25%	0.54%	0.63	%(e)
Portfolio turnover rate	79	%(d)	185%	116%	92	%(d)

(a)	For the period August 2, 2016 (commencement of operations) to April 30, 2017.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fees.
(d)	Not annualized.
(e)	Annualized.

8	See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements

October 31, 2019 (Unaudited)

NOTE 1. ORGANIZATION

The Canterbury Portfolio Thermostat Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on December 17, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Canterbury Investment Management, LLC (the “Adviser”). The investment objective of the Fund is to seek long-term risk-adjusted growth. The Fund attempts to achieve its investment objective utilizing broadly diversified liquid securities traded on major exchanges, primarily exchange-traded funds (“ETFs”). The Fund’s portfolio is structured primarily as a “fund of funds.” The Fund will invest in any debt, equity, and alternative security deemed appropriate and necessary to improve the portfolio’s composition, exposure to which is obtained through the use of ETFs.

The Fund currently offers one class of shares, Institutional Shares. The Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. The Fund’s Institutional Shares commenced operations on August 2, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Both share classes impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

9

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2019 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of their net investment income, if any, at least quarterly. The Fund intends to distribute their net realized long-term and short-term capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for

10

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2019 (Unaudited)

federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

11

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2019 (Unaudited)

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small

12

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2019 (Unaudited)

number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,338,177	$—	$—	$30,338,177
Money Market Funds	2,867,262	—	—	2,867,262
Total	$33,205,439	$—	$—	$33,205,439

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average daily net assets. For the six months ended October 31, 2019, the Adviser earned fees of $129,960 from the Fund before the waiver/reimbursement described below. At October 31, 2019, the Fund owed the Adviser $17,229, in accordance with the expense limitation agreement described in the next paragraph.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.30% of the Fund’s Institutional Shares average daily net assets through August 31, 2020 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first took effect and provided further that such recoupment can be achieved within the Expense Limitation agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement

13

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2019 (Unaudited)

at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable through
April 30, 2020	$68,920
April 30, 2021	104,040
April 30, 2022	79,620
October 31, 2022	48,040

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended October 31, 2019, the Administrator earned fees of $15,082 for administration services, $13,825 for fund accounting services, $10,054 for transfer agent services and $3,016 for compliance services. At October 31, 2019, the Fund owed the Administrator $7,187 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (“1940 Act”), as amended, each receive an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2019, purchases and sales of investment securities, other than short-term investments, were $24,332,939 and $21,619,745, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended October 31, 2019.

14

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2019 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At October 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,679,666
Gross unrealized depreciation	(315,357)
Net unrealized appreciation/(depreciation) on investments	$1,364,309
Tax cost of investments	$31,841,130

The tax character of distributions paid for the fiscal year ended April 30, 2019, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income	$67,401
Long-term capital gains	349,124
Total distributions paid	$416,525

At April 30, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$95,869
Accumulated capital and other losses	(17,226)
Unrealized appreciation on investments	1,058,629
Total accumulated earnings	$1,137,272

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of April 30, 2019, the Fund had qualified late year ordinary losses of $17,226.

NOTE 7. COMMITMENTS AND CONTIGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

15

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2019 (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Canterbury Portfolio Thermostat Fund
Institutional Class	Actual	$1,000.00	$1,030.10	$6.63	1.30%

	Hypothetical(b)	$1,000.00	$1,018.67	$6.60	1.30%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

17

FACTS	WHAT DOES Canterbury Portfolio Thermostat Fund (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (844) 838-2121

18

Who we are
Who is providing this notice?	Canterbury Portfolio Thermostat Fund Unified Financial Securities, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Canterbury Investment Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

19

This page is intentionally left blank.

This page is intentionally left blank.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Fund at (844) 838-2121 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Martin R. Dean, Chief Compliance Officer

Matthew J. Beck, Secretary

INVESTMENT ADVISER

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, IN 46077

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Guardian Dividend Growth Fund

Class I – DIVGX

Semi-Annual Report
October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 968-2295 or, if you own any shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 968-2295. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Guardian Capital LP
Commerce Court West
199 Bay Street, Suite 3100
P.O. Box 201 Toronto, Ontario
M5L 1E8

Telephone: (800)-968-2295

Investment Results (Unaudited)

Average Annual Total Returns(a) as of October 31, 2019

Since Inception 05/01/2019
Guardian Dividend Growth Fund
Class I	7.08%
MSCI World Index(b)	3.96%

Expense Ratios(c)
Class I
Gross	1.82%
With Applicable Waivers	0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Guardian Dividend Growth Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 968-2295.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b) The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees and expenses, whereas the Fund’s returns are shown net of fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratio is from the Fund’s prospectus dated April 16, 2019. Guardian Capital LP, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2020 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and the Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time. The Class I Shares expense ratio does not correlate to the corresponding ratio of expenses to average net assets included in the financial highlights section of this report, which reflects the operating expenses of the Fund, but does not include acquired fund fees and expenses. Additional information pertaining to the Fund’s expense ratios as of October 31, 2019, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 968-2295. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Portfolio Illustration (Unaudited)

October 31, 2019

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at www.sec.gov.

2

Guardian Dividend Growth Fund
Schedule of Investments (Unaudited)

October 31, 2019

	Shares	Fair Value
COMMON STOCKS — 98.26%

Communication Services — 6.97%
AT&T, Inc.	5,213	$200,648
BCE, Inc.	6,603	313,206
Telus Corporation	7,897	280,879
Verizon Communications, Inc.	5,332	322,427
		1,117,160
Consumer Discretionary — 8.28%
Darden Restaurants, Inc.	4,003	449,417
Home Depot, Inc. (The)	1,502	352,339
McDonald’s Corporation	2,672	525,582
		1,327,338
Consumer Staples — 14.98%
Costco Wholesale Corporation	1,675	497,659
Keurig Dr. Pepper, Inc.	11,166	314,435
Kimberly-Clark Corporation	2,319	308,149
Nestlé S.A. - ADR	5,939	636,423
Procter & Gamble Company (The)	2,584	321,734
Unilever N.V. - ADR	5,446	322,621
		2,401,021
Energy — 5.21%
ONEOK, Inc.	5,779	403,548
Royal Dutch Shell plc, Class A - ADR	7,434	430,949
		834,497
Financials — 9.19%
Allianz SE - ADR	12,725	310,617
CME Group, Inc.	1,514	311,506
JPMorgan Chase & Company	3,022	377,508
Royal Bank of Canada	5,861	472,724
		1,472,355
Health Care — 9.05%
AstraZeneca plc - ADR	3,856	189,060
Johnson & Johnson	2,505	330,760
Medtronic plc	2,360	257,004
Novartis AG - ADR	4,428	387,184
Sanofi - ADR	6,220	286,618
		1,450,626
Industrials — 9.66%
Lockheed Martin Corporation	1,284	483,657
Raytheon Company	1,616	342,931
Republic Services, Inc.	4,113	359,929
Waste Management, Inc.	3,224	361,765
		1,548,282

See accompanying notes which are an integral part of these financial statements.	3

Guardian Dividend Growth Fund
Schedule of Investments (Unaudited) (continued)

October 31, 2019

	Shares	Fair Value
COMMON STOCKS — (continued)

Information Technology — 17.22%
Accenture plc, Class A	2,605	$483,019
Apple, Inc.	1,218	302,990
Automatic Data Processing, Inc.	1,876	304,343
Mastercard, Inc., Class A	2,356	652,164
Microsoft Corporation	4,791	686,886
Paychex, Inc.	3,953	330,629
		2,760,031
Materials — 3.11%
Air Products & Chemicals, Inc.	1,381	294,512
BHP Billiton Ltd. - ADR	4,161	203,515
		498,027
Real Estate — 6.41%
Digital Realty Trust, Inc.	3,454	438,796
Medical Properties Trust, Inc.	28,358	587,862
		1,026,658
Utilities — 8.18%
American Water Works Company, Inc.	2,451	302,135
Duke Energy Corporation	3,152	297,108
Exelon Corporation	7,363	334,942
WEC Energy Group, Inc.	3,998	377,411
		1,311,596

Total Common Stocks (Cost $14,782,617)		15,747,591

MONEY MARKET FUNDS — 1.63%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.68%(a)	261,948	261,948
Total Money Market Funds (Cost $261,948)		261,948

Total Investments — 99.89% (Cost $15,044,565)		16,009,539

Other Assets in Excess of Liabilities — 0.11%		18,199

NET ASSETS — 100.00%		$16,027,738

(a)	Rate disclosed is the seven day effective yield as of October 31, 2019.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

4	See accompanying notes which are an integral part of these financial statements.

Guardian Dividend Growth Fund
Statement of Assets and Liabilities (Unaudited)

October 31, 2019

Assets
Investments in securities at fair value (cost $15,044,565)	$16,009,539
Cash	2,720
Dividends receivable	27,357
Receivable from Adviser	4,190
Deferred offering costs	9,037
Total Assets	16,052,843
Liabilities
Payable to Administrator	5,256
Payable to auditors	11,105
Payable to trustees	13
Other accrued expenses	8,731
Total Liabilities	25,105
Net Assets	$16,027,738
Net Assets consist of:
Paid-in capital	$15,087,126
Accumulated earnings	940,612
Net Assets	$16,027,738
Shares outstanding (unlimited number of shares authorized, no par value)	1,508,321
Net asset value, offering and redemption price per share	$10.63

See accompanying notes which are an integral part of these financial statements.	5

Guardian Dividend Growth Fund
Statement of Operations (Unaudited)

For the period ended October 31, 2019(a)

Investment Income
Dividend income (net of foreign taxes withheld of $16,013)	$216,456
Total investment income	216,456
Expenses
Adviser	58,713
Administration	21,398
Audit and tax preparation	11,105
Organizational	9,448
Offering	9,083
Report printing	7,359
Compliance services	7,020
Trustee	6,733
Legal	6,315
Transfer agent	6,017
Registration	4,720
Custodian	1,933
Pricing	848
Miscellaneous	10,060
Fees contractually waived and expenses reimbursed by Adviser	(86,559)
Net operating expenses	74,193
Net investment income	142,263
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(48,005)
Net realized loss on foreign currency translations	(3,964)
Net change in unrealized appreciation of investment securities and foreign currency translations	964,945
Net realized and change in unrealized gain on investments	912,976
Net increase in net assets resulting from operations	$1,055,239

(a)	For the period May 1, 2019 (commencement of operations) to October 31, 2019.

6	See accompanying notes which are an integral part of these financial statements.

Guardian Dividend Growth Fund
Statement of Changes in Net Assets

For the Period Ended October 31, 2019(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$142,263
Net realized loss on investment securities transactions and foreign currency translations	(51,969)
Net change in unrealized appreciation of investment securities and foreign currency translations	964,945
Net increase in net assets resulting from operations	1,055,239
Distributions to Shareholders from Earnings:
Class I	(114,627)
Total distributions	(114,627)
Capital Transactions – Class I
Proceeds from shares sold	15,000,009
Reinvestment of distributions	87,117
Net increase in net assets resulting from capital transactions	15,087,126
Total Increase in Net Assets	16,027,738
Net Assets
Beginning of period	—
End of period	$16,027,738
Share Transactions – Class I
Shares sold	1,500,001
Shares issued in reinvestment of distributions	8,320
Net increase in shares	1,508,321

(a)	For the period May 1, 2019 (commencement of operations) to October 31, 2019.

See accompanying notes which are an integral part of these financial statements.	7

Guardian Dividend Growth Fund – Class I
Financial Highlights

(For a share outstanding during the period)

	For the Period Ended October 31, 2019(a) (Unaudited)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.10
Net realized and unrealized gain on investments	0.61
Total from investment operations	0.71
Distributions from:
Net investment income	(0.08)
Total from distributions	(0.08)
Net asset value, end of period	$10.63
Total Return(b)	7.08	%(c)

Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$16,028
Ratio of net expenses to average net assets	0.95	%(d)
Ratio of expenses to average net assets before waiver	2.05	%(d)
Ratio of net investment income to average net assets	1.82	%(d)
Portfolio turnover rate	11	%(c)

(a)	For the period May 1, 2019 (commencement of operations) to October 31, 2019.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

8	See accompanying notes which are an integral part of these financial statements.

Guardian Dividend Growth Fund
Notes to the Financial Statements (Unaudited)

October 31, 2019

NOTE 1. ORGANIZATION

The Guardian Dividend Growth Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on March 31, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Guardian Capital LP (the “Adviser”). The investment objective of the Fund is to seek long-term capital appreciation and current income.

The Fund currently offers one class of shares, Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Guardian Dividend Growth Fund
Notes to the Financial Statements (Unaudited) (continued)

October 31, 2019

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such

Guardian Dividend Growth Fund
Notes to the Financial Statements (Unaudited) (continued)

October 31, 2019

differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Organization and Offering Costs – The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $18,120 incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. There were $9,037 in unamortized offering costs remaining as of October 31, 2019. Costs of $9,448 incurred in connection with the organization of the Fund were expensed as incurred.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Guardian Dividend Growth Fund
Notes to the Financial Statements (Unaudited) (continued)

October 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin

Guardian Dividend Growth Fund
Notes to the Financial Statements (Unaudited) (continued)

October 31, 2019

market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,747,591	$—	$—	$15,747,591
Money Market Funds	261,948	—	—	261,948
Total	$16,009,539	$—	$—	$16,009,539

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the period ended October 31, 2019, the Adviser earned fees of $58,713 from the Fund. At October 31, 2019, the Adviser owed the Fund $4,190 in accordance with the expense limitation agreement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2020 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement

Guardian Dividend Growth Fund
Notes to the Financial Statements (Unaudited) (continued)

October 31, 2019

occurred. This expense cap agreement may be terminated by the Board at any time. As of October 31, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
October 31, 2022	$86,559

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, compliance, fund accounting and transfer agent services, including all regulatory reporting. For the period ended October 31, 2019, the Administrator earned fees of $21,398 for fund accounting and administration services, $7,020 for compliance services and $6,017 for transfer agent services. At October 31, 2019, the Fund owed the Administrator $5,256 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (“1940 Act”), as amended, each receives an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2019, purchases and sales of investment securities, other than short-term investments, were $16,479,876 and $1,649,253, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period ended October 31, 2019.

NOTE 6. FEDERAL TAX INFORMATION

At October 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,107,070
Gross unrealized depreciation	(142,096)
Net unrealized appreciation/(depreciation) on investments	$964,974
Tax cost of investments	$15,044,565

Guardian Dividend Growth Fund
Notes to the Financial Statements (Unaudited) (continued)

October 31, 2019

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods, although early adoption is permitted. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The impact of the adoption was not material to the Fund’s financial statements.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

On December 20, 2019 the Fund paid an income distribution of $0.036276 per share to shareholders of record on December 19, 2019.

Summary of Fund Expenses — (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period	Annualized Expense Ratio
Guardian Dividend Growth Fund
Class I	Actual	$ 1,000.00	$ 1,070.80	$ 4.96(a)	0.95%

	Hypothetical(b)	$ 1,000.00	$ 1,020.42	$ 4.84(c)	0.95%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period since commencement of operations on May 1, 2019).

(b)	Hypothetical assumes 5% annual return before expenses.
(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement
(Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on March 13 and 14, 2019, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an initial two-year period the Investment Advisory Agreement between the Trust and Guardian Capital LP (“Guardian”) (the “Investment Advisory Agreement”) with respect to the Guardian Dividend Growth Fund (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Guardian and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Guardian, including, but not limited to, Guardian’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, the operating expense limitation agreement between the Trust and Guardian (the “Expense Limitation Agreement”), and certain Morningstar peer group expense data for comparison purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Guardian, Trust management, and with counsel to the Independent Trustees. The Trustees noted the completeness of the Support Materials that Guardian provided, which included both responses and materials provided in response to initial and supplemental due diligence requests. Representatives from Guardian met with the Trustees and provided further information, including but not limited to, the services it proposes to provide to the Fund, firm ownership, resources available to service the Fund, including compliance resources and the experience and qualifications of the portfolio management team, other investment strategies that Guardian managed , including a Canadian mutual fund strategy similar to that of the Fund, succession planning, and profitability (both as it relates to the Adviser generally and with the respect to the expected profitability of the Fund to the Adviser). This information formed the primary, but not exclusive, basis for the Board’s determinations. Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

Approval of Investment Advisory Agreement
(Unaudited) (continued)

After having received and reviewed the Support Materials, as well as Guardian’s presentation, and noting additional discussions with representatives of Guardian that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of the services that Guardian has committed to provide to the Fund. Based upon Guardian’s presentation and the Support Materials, the Board concluded that the overall arrangements between the Trust and Guardian, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services Guardian will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services that Guardian will provide; (2) the cost of the services to be provided and the profits to be realized by Guardian from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, as well as other accounts that Guardian manages in the same investment strategy; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Guardian resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Guardian will provide under the Investment Advisory Agreement with respect to the Fund, which include but are not limited to, the following: (1) providing overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, including providing pre-trade portfolio compliance; (2) investing or overseeing the investment of the Fund’s assets consistent with its investment objective and investment policies; (3) directly managing the Fund’s assets and determining or overseeing the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (4) overseeing the Adviser’s compliance with relevant securities laws and regulations and relevant policies and procedures as they relate to Guardian’s management of the Fund; (5) voting or overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (6) maintaining or overseeing the maintenance of the required books and records for transactions effected by Guardian on behalf of the Fund; (7) selecting or overseeing the selection of broker-dealers to execute orders on behalf of the Fund; (8) conducting

Approval of Investment Advisory Agreement
(Unaudited) (continued)

in-house proprietary equity research; and (9) providing client services, including responding to questions from investors. The Trustees considered Guardian’s capitalization, its assets under management and the performance of the Global Dividend Strategy, as well as the commitment on the part of Guardian to continue to be adequately capitalized. The Trustees considered that Guardian had a dedicated Chief Compliance Officer and compliance staff. The Trustees also noted that Guardian recently had hired two new professional employees to grow and service the Fund. The Trustees also considered the investment philosophy of Guardian’s portfolio management team and their extensive investment industry experience. Finally, the Trustees considered the strong performance of the Adviser’s composite in this investment strategy relative to its benchmark, and the fact that the firm had experienced steady growth in assets under management in the strategy. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Guardian proposes to provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee that the Fund will pay to Guardian under the Investment Advisory Agreement, as well as Guardian’s profitability analysis for services that it will render to the Fund. In this regard, the Trustees noted that Guardian is agreeing to enter into an operating expense limitation agreement. The Trustees recognized that Guardian had contractually agreed to reimburse the Fund for its operating expenses, and to reduce its management fees to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage fees and commissions, dividend expense on short sales, interest, taxes, and extraordinary expenses) do not exceed the amount specified in the expense limitation agreement. The Trustees further considered the strong cash flow and fiscal health of Guardian and its parent company as it considered the firm’s financial wherewithal to support the Fund. The Trustees concluded that Guardian’s projected profitability with respect to its advisory relationship with the Fund is reasonable.

Comparative Fee and Expense Data. Guardian discussed the advisory fee and contractual expenses of the Fund as compared to those of funds in its Morningstar peer group category. The Trustees noted that the Fund’s contractual advisory fee was approximately five basis points higher than the median net advisory fees reported for the Morningstar peer group, but also noted that Guardian’s net advisory fee will be lower than the mean and median advisory fee for the Morningstar category until assets in the Fund grow significantly. The Trustees also discussed the appropriateness of the Morningstar peer group category selected for the comparison. In addition, the Trustees considered that the total fund operating expenses before waivers of the Fund were lower than the average total fund operating expenses before waivers reported for the Morningstar peer group. They noted that total fund operating expenses net of waivers and expense reimbursements of the Fund were slightly lower than the average, but slightly higher than the median, of the Morningstar peer group. While recognizing that it is difficult to compare management fees because

Approval of Investment Advisory Agreement
(Unaudited) (continued)

the scope of advisory services provided may vary from one investment adviser to another, and one investment vehicle to another, the Trustees concluded that Guardian’s proposed management fee is reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the management fee for advisory services rendered on behalf of the Fund does not contain breakpoints. The Trustees noted that the Fund is newly organized and that an increase in assets would mostly likely not decrease the scope of advisory services that Guardian would need to provide to the Fund in the short-term. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but considered revisiting this issue in the future as circumstances change and asset levels of the Fund increase.

Other Benefits. The Trustees noted that Guardian confirmed that the firm will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that Guardian will not receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts for Guardian. Based on the assurances from representatives of Guardian, the Trustees concluded that no material conflicts of interest exist that could adversely impact the Fund.

FACTS	WHAT DOES THE GUARDIAN DIVIDEND GROWTH FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Guardian Dividend Growth Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 968-2295

Who we are
Who is providing this notice?	Guardian Dividend Growth Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account or provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Guardian Capital LP, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 968-2295 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Martin R. Dean, Chief Compliance Officer

INVESTMENT ADVISER

Guardian Capital LP

199 Bay Street, Suite 3100

P.O. Box 201

Toronto, Ontario

M5L 1E8

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	12/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	12/30/2019

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	12/30/2019